Lease liabilities - Contractual maturities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Carrying value	$ 582,758	$ 601,994
Total contractual cash flows	$ 1,157,192	1,181,459
Average remaining lease term	12 years 6 months
Within one year
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 101,414	101,709
2-3 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	192,242	193,434
4-5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	179,172	180,895
Over 5 years
Disclosure of quantitative information about right-of-use assets [line items]
Total contractual cash flows	$ 684,364	$ 705,421